Income Taxes - Summary Gross Movement in Current Income Tax Assets / (Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Net current income tax assets / (liabilities) at the beginning	$ 501	$ 515	$ 748
Translation differences	(18)	17	(51)
Income tax paid	1,020	863	639
Current income tax expense	(1,048)	(901)	(814)
Income tax on other comprehensive income	2	1	(3)
Income tax benefit arising on exercise of stock options	10	6	1
Tax impact on buyback expenses	1		1
Additions through business combination			(6)
Net current income tax assets / (liabilities) at the end	$ 468	$ 501	$ 515